Long-term investments (Details Textual) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		45 Months Ended
	Oct. 31, 2015	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2017 USD ($) Number	Jun. 30, 2016 USD ($)	Jun. 30, 2008 USD ($)	Dec. 31, 2016 USD ($)	Oct. 31, 2004
Income (Loss) from Equity Method Investments		$ (55)	$ (60)	$ (103)	$ (107)
Entree/Oyu Tolgoi JV Property [Member]
Income (Loss) from Equity Method Investments				100	100
Joint Venture Property, Cumulative Expenditures		$ 29,000		29,000
Accrued Interest Expense				$ 100	$ 100
Equity Method Investment, Ownership Percentage		20.00%		20.00%
Equity Method Investment, Description of Principal Activities				The Company is entitled to 20% or 30% of the mineralization extracted from the Entrée/Oyu Tolgoi JV Property, depending on the depth of mineralization.
Entree/Oyu Tolgoi JV Property [Member] | Long-term Investment [Member]
Equity Method Investments		$ 100		$ 100			$ 100
OTLLC [Member] | The Government of Mongolia [Member]
Equity Method Investment, Ownership Percentage								34.00%
OTLLC [Member] | Entree/Oyu Tolgoi JV Property [Member]
Exploration Expense, Mining						$ 35,000
Percentage Interest Owned in All Minerals Extracted Below a Sub-surface Depth of 560 Meters						80.00%
Percentage Interest Owned in All Minerals Extracted from Surface to a Depth of 560 Meters						70.00%
OTLLC [Member] | Prime Rate [Member]
Debt Instrument, Basis Spread on Variable Rate	2.00%			2.00%
Shivee Tolgoi and Javhlant [Member]
Mining Licenses, Term				30 years
Mining Licenses, Number of Renewal Rights | Number				2
Mining Licenses, Renewal Rights, Renewal Term				20 years
Shivee Tolgoi [Member]
Ownership in Mining License		100.00%		100.00%